NATURE OF OPERATIONS (Details Narrative)	12 Months Ended
Dec. 31, 2021
NATURE OF OPERATIONS
Principal Activities	The Company is an all-outdoor cultivator and manufacturer of global cannabis products and brands, building a connected, design-led collective of plant-based wellness and lifestyle brands.
Company's Registered Office	365 Bay Street, Suite 800, Toronto, Ontario, M5H 2V1, Canada
Principal Place Of Business	3406 SW 26th Terrace, Suite C-1, Fort Lauderdale, Florida 3312.
Year Of Incorporation	March 13, 2019
Country Of Incorporation	Canada